UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       06/30/2001
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Check here if Amendment [ ];       Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Northstar Investment Advisors, LLC
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Address:  1580 Lincoln, Suite 1100 Denver, CO 80203
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Form 13F File Number: 28-
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard P. Kopp, CFA
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Title:    Principal
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Phone:    303/832.2300
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Signature, Place, and Date of Signing:

Richard P. Kopp, CFA                          Denver, CO              08/07/01
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[Signature]                                 [City, State]              [Date]

Report type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                   Name

28-
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     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE
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Form 13F Information Table Entry Total: 89
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Form 13F Information Table Value Total: $  96,376
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                                            (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number     Name

          28-

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          [Repeat as necessary.]

                          FORM 13F INFORMATIONAL TABLE

ITEM 1:                        ITEM 2:          ITEM 3:        ITEM 4:         ITEM 5:    ITEM 6:       ITEM 7:    ITEM 8:
                                                CUSIP          FAIR MARKET                INVESTMENT               VOTING
NAME OF ISSUER                 TITLE OF CLASS   NUMBER         VALUE           SHARES     DISCRETION    MANAGERS   AUTHORITY
--------------                 --------------   ------         -----------     ------     ----------    --------   ---------
General Electric               COMMON STOCK     369604103      5,693,603       116,792      SOLE          N/A        SOLE
Bristol-Myers Squibb           COMMON STOCK     110122108      4,988,440        95,381      SOLE          N/A        SOLE
Citigroup Inc.                 COMMON STOCK     172967101      3,126,173        59,163      SOLE          N/A        SOLE
American Intl Group Inc.       COMMON STOCK     26874107       3,043,368        35,388      SOLE          N/A        SOLE
AOL Time Warner Inc            COMMON STOCK     02364J104      3,038,490        57,330      SOLE          N/A        SOLE
Anadarko Petroleum             COMMON STOCK     32511107       2,916,647        53,982      SOLE          N/A        SOLE
Federal Natl Mtg Assoc         COMMON STOCK     313586109      2,869,555        33,700      SOLE          N/A        SOLE
Qwest Communications           COMMON STOCK     337941603      2,721,443        85,392      SOLE          N/A        SOLE
Home Depot                     COMMON STOCK     437076102      2,594,974        55,746      SOLE          N/A        SOLE
Exxon Mobil Corporation        COMMON STOCK     91927806       2,524,153        28,897      SOLE          N/A        SOLE
Siebel Systems Inc             COMMON STOCK     826170102      2,257,766        48,140      SOLE          N/A        SOLE
Pfizer Incorporated            COMMON STOCK     717081103      2,190,015        54,682      SOLE          N/A        SOLE
Alcoa Inc.                     COMMON STOCK     13817101       2,118,144        53,760      SOLE          N/A        SOLE
Philip Morris Companies        COMMON STOCK     718154107      2,014,775        39,700      SOLE          N/A        SOLE
Wal Mart Stores Inc.           COMMON STOCK     339370207      1,834,978        37,602      SOLE          N/A        SOLE
Safeway Inc New                COMMON STOCK     786514208      1,816,800        37,850      SOLE          N/A        SOLE
EMC Corp Mass                  COMMON STOCK     268648102      1,769,290        60,905      SOLE          N/A        SOLE
Sabine Royalty Trust           COMMON STOCK     785688102      1,723,554        81,685      SOLE          N/A        SOLE
Elan Corp Plc Spon Adr         COMMON STOCK     284131208      1,653,100        27,100      SOLE          N/A        SOLE
MBNA Corporation               COMMON STOCK     55262400000    1,625,786        49,341      SOLE          N/A        SOLE
Nokia Corp                     COMMON STOCK     654902204      1,562,636        70,900      SOLE          N/A        SOLE
Microsoft Corporation          COMMON STOCK     594918104      1,562,273        21,401      SOLE          N/A        SOLE
Cardinal Health                COMMON STOCK     14149Y108      1,451,553        21,037      SOLE          N/A        SOLE
Caterpillar Inc.               COMMON STOCK     149123101      1,431,480        28,601      SOLE          N/A        SOLE
Clear Channel Comm Inc         COMMON STOCK     184502102      1,331,497        21,236      SOLE          N/A        SOLE
Applied Materials Inc          COMMON STOCK     3822105        1,317,353        26,830      SOLE          N/A        SOLE
Alliance Capital Mgmt LP       COMMON STOCK     18548107       1,267,603        23,890      SOLE          N/A        SOLE
Healthcare Realty Trust        COMMON STOCK     421946104      1,256,391        47,772      SOLE          N/A        SOLE
Enron Corporation              COMMON STOCK     293561106      1,216,523        24,827      SOLE          N/A        SOLE
Wells Fargo                    COMMON STOCK     949746101      1,204,394        25,940      SOLE          N/A        SOLE
Tyco International LTD         COMMON STOCK     902124106      1,146,135        21,030      SOLE          N/A        SOLE
Capstone Turbine Corp          COMMON STOCK                    1,137,414        51,490      SOLE          N/A        SOLE
U S Bancorp Del                COMMON STOCK                    1,093,747        47,992      SOLE          N/A        SOLE
Cisco Systems                  COMMON STOCK     17275R102      1,092,946        60,052      SOLE          N/A        SOLE
Household International        COMMON STOCK     441815107      1,057,529        15,855      SOLE          N/A        SOLE
Apartment Invt & Mgmt A        COMMON STOCK     03748R101      1,034,420        21,461      SOLE          N/A        SOLE
IBM                            COMMON STOCK     459200101        962,986         8,522      SOLE          N/A        SOLE
Duke Energy                    COMMON STOCK     264399106        942,131        24,151      SOLE          N/A        SOLE
Intel Corporation              COMMON STOCK     458140100        926,757        31,684      SOLE          N/A        SOLE
BJ Services                    COMMON STOCK     55482103         892,693        31,455      SOLE          N/A        SOLE
BP PLC                         COMMON STOCK     55622104         886,283        17,779      SOLE          N/A        SOLE
Medtronic Inc.                 COMMON STOCK     585055106        870,095        18,911      SOLE          N/A        SOLE
AmeriGas Partners LP           COMMON STOCK     30975106         862,924        37,195      SOLE          N/A        SOLE
At&T Lib Media Grp Cl A        COMMON STOCK                      831,824        47,560      SOLE          N/A        SOLE
Pepsico Inc.                   COMMON STOCK     997134101        782,340        17,700      SOLE          N/A        SOLE
Verizon Communications         COMMON STOCK     92343V104        683,356        12,773      SOLE          N/A        SOLE
Vodafone Airtouch ADR          COMMON STOCK     92857T107        664,577        29,735      SOLE          N/A        SOLE
Johnson & Johnson              COMMON STOCK     478160104        661,000        13,220      SOLE          N/A        SOLE
Abbott Laboratories            COMMON STOCK     2824100          660,138        13,750      SOLE          N/A        SOLE
Pharmacia Corp                 COMMON STOCK     61166W101        601,945        13,100      SOLE          N/A        SOLE
Dell Computer Corp             COMMON STOCK     247025109        598,704        22,895      SOLE          N/A        SOLE
Emerson Electric Company       COMMON STOCK     291011104        594,715         9,830      SOLE          N/A        SOLE
Hewlett Packard Company        COMMON STOCK     4.28236E+11      588,302        20,570      SOLE          N/A        SOLE
Minnesota Mining and Mfg.      COMMON STOCK     604059105        578,145         5,067      SOLE          N/A        SOLE
Target Corp                    COMMON STOCK     872540109        564,845        16,325      SOLE          N/A        SOLE
Sysco Corp.                    COMMON STOCK     871829107        495,216        18,240      SOLE          N/A        SOLE
San Juan Basin Royal Tr        COMMON STOCK     798241105        491,801        38,755      SOLE          N/A        SOLE
Merck & Co.                    COMMON STOCK     58933107         476,130         7,450      SOLE          N/A        SOLE
Omnicom Group Inc              COMMON STOCK     681919106        474,290         5,515      SOLE          N/A        SOLE
United Technologies            COMMON STOCK     913017109        468,864         6,400      SOLE          N/A        SOLE
Capital Southwest Corporation  COMMON STOCK     140501107        454,383         7,150      SOLE          N/A        SOLE
Concord E F S Inc.             COMMON STOCK     206197105        390,075         7,500      SOLE          N/A        SOLE
Walt Disney                    COMMON STOCK     254687106        367,163        12,709      SOLE          N/A        SOLE
Oracle Corp.                   COMMON STOCK     68389X105        351,500        18,500      SOLE          N/A        SOLE
Coca-Cola Co.                  COMMON STOCK     191216100        338,985         7,533      SOLE          N/A        SOLE
Triton Energy Limited          COMMON STOCK                      327,500        10,000      SOLE          N/A        SOLE
Ensco International Inc.       COMMON STOCK     26874Q100        321,750        13,750      SOLE          N/A        SOLE
Walgreen Company               COMMON STOCK     931422109        314,692         9,215      SOLE          N/A        SOLE
Sara Lee Corp                  COMMON STOCK     803111103        313,116        16,532      SOLE          N/A        SOLE
SBC Communications Inc.        COMMON STOCK     78387G103        294,040         7,340      SOLE          N/A        SOLE
Southern Company               COMMON STOCK     842587107        284,929        12,255      SOLE          N/A        SOLE
Amgen, Inc.                    COMMON STOCK     31162100         282,283         4,652      SOLE          N/A        SOLE
Schlumberger Ltd.              COMMON STOCK     80685718001      273,991         5,204      SOLE          N/A        SOLE
American Express Company       COMMON STOCK     25816109         271,600         7,000      SOLE          N/A        SOLE
EOG Resources                  COMMON STOCK     293562104        258,804         7,280      SOLE          N/A        SOLE
Molex Incorporated             COMMON STOCK     608554101        251,947         6,897      SOLE          N/A        SOLE
AT&T Corporation               COMMON STOCK     1957109          251,218        11,419      SOLE          N/A        SOLE
Transocean Offshore            COMMON STOCK     G90076103        241,931         5,865      SOLE          N/A        SOLE
Xcel Energy Inc                COMMON STOCK                      224,499         7,891      SOLE          N/A        SOLE
Forest Laboratories Inc.       COMMON STOCK     345838106        221,520         3,120      SOLE          N/A        SOLE
Liberty Media Group Cl B       COMMON STOCK                      218,744        12,052      SOLE          N/A        SOLE
WorldCom Group                 COMMON STOCK     98157D106        212,389        14,957      SOLE          N/A        SOLE
Mirant Corporation             COMMON STOCK                      208,464         6,060      SOLE          N/A        SOLE
Anheuser Busch Cos. Inc.       COMMON STOCK     35229103         207,648         5,040      SOLE          N/A        SOLE
BellSouth Corporation          COMMON STOCK     79860102         204,249         5,072      SOLE          N/A        SOLE
Mail-Well Inc (Colorado)       COMMON STOCK     560321200         42,500        10,000      SOLE          N/A        SOLE
Imaginon Inc                   COMMON STOCK                        1,500        10,000      SOLE          N/A        SOLE
Ben Ezra Weinstein New         COMMON STOCK                           50        50,000      SOLE          N/A        SOLE
Pacer Energy                   COMMON STOCK                            0        35,000      SOLE          N/A        SOLE